Stock- Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted	172,406	301,856	300,677
Restricted Stock [Member]
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted	172,406	301,856	300,677
Weighted-average per share fair value of restricted stock granted during the year	$ 163.63	$ 99.47	$ 84.86